N-2	12 Months Ended
Oct. 31, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0002044490
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2025, originally filed with the U.S. Securities and Exchange Commission on January 6, 2026 (Accession Number 0001213900-26-001704). The purpose of this amendment is to: (i) restate financial statements for the period ended October 31, 2025 to reflect the receipt of interest income related to short equities which resulted in corrections to (a) the understatement of the net assets and investment income beginning on April 8, 2025 and (b) an overstatement of cash and cash equivalents and an understatement of due from broker; (ii) amend and restate the response to Item 16 of Form N-CSR; (iii) make other non-material revisions to Items 3, 4, 11 and 13 of Form N-CSR; and (iv) amend the execution and certification dates of the amended Form N-CSR. The effects of this restatement on the Registrant’s financial statements for the period ended October 31, 2025 are described in Note 2 to the financial statements. For convenience, the Registrant is refiling its entire report on Form N-CSR for the period ended October 31, 2025 by means of this amended Form N-CSR. All material events occurring subsequent to the filing of the original Form N-CSR have been disclosed within Note 13.
Document Type	N-CSR/A
Entity Registrant Name	SEG Partners Long/Short Equity Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s 80% investment policy, “equity securities” means common and preferred stocks (including investments in initial public offerings (“IPOs”)), convertible securities, warrants and rights. To the extent the Fund invests in derivative or other strategic instruments that have similar economic characteristics to equity securities, the market value of such instruments will be included for purposes of calculating the Fund’s compliance with its 80% investment policy. The Fund includes cash or money market instruments earmarked or otherwise held as collateral for derivative instruments that have similar economic characteristics to equity securities towards its 80% investment requirement. The Fund may invest in equity securities without restriction as to market capitalization. Under extraordinary circumstances, the Fund may choose to acquire substantial or control stakes in public companies.

Risk Factors [Table Text Block]
4.	Risk Considerations

Investing in Shares is subject to risks, including the risks set forth in the “Types of Investments and Related Risk Factors” section of the Fund’s prospectus, which include, but are not limited to the following:

Investment risk

All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The value of the Fund’s assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund’s use of leverage is likely to cause the Fund’s assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund’s use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

No Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments.

Equity securities

The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. As a result, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value per Share, which will fluctuate as the values of the Fund’s investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Concentration risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Derivatives risks

The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, contracts for difference, futures and forward agreements and options, for investment or hedging purposes. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

Short selling risk

The Fund will engage in short selling. Selling securities short runs the risk of losing an amount greater than the amount invested. Short selling is subject to theoretically unlimited risk of loss because there is no limit on how much the price of the stock may appreciate before the short position is closed. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over market price.

Swaps risk

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment risk

All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The value of the Fund’s assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund’s use of leverage is likely to cause the Fund’s assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund’s use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	No Operating History The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history.
Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity securities

The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. As a result, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value per Share, which will fluctuate as the values of the Fund’s investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives risks

The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, contracts for difference, futures and forward agreements and options, for investment or hedging purposes. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short selling risk

The Fund will engage in short selling. Selling securities short runs the risk of losing an amount greater than the amount invested. Short selling is subject to theoretically unlimited risk of loss because there is no limit on how much the price of the stock may appreciate before the short position is closed. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over market price.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaps risk

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid.

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 26.18
Common Class A [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 25.77